Emoluments of Directors and Supervisors - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2022 CNY (¥) Employee Directors	Dec. 31, 2021 CNY (¥) Employee Directors	Dec. 31, 2020 CNY (¥) Employee Directors
Disclosure of transactions between related parties [Line Items]
Number of highest paid employees | Employee	5	5	5
Salaries, allowances and other benefits	¥ 16,515,000	¥ 15,143,000	¥ 16,598,000
Contribution to retirement benefit scheme	¥ 2,052,000	¥ 1,568,000	¥ 1,338,000
Number of directors who have waived their remuneration | Directors	0	0	0
Director [Member] | Two Thousand Nineteen To Two Thousand And Twenty One [Member] | Peoples Republic Of China [Member]
Disclosure of transactions between related parties [Line Items]
Performance based emoluments	¥ 1,100,000
Performance based emoluments payable	1,100,000
Supervisors [member]
Disclosure of transactions between related parties [Line Items]
Number of highest paid employees | Employee		1	1
Salaries, allowances and other benefits	3,118,000
Contribution to retirement benefit scheme	¥ 420,000
Senior management [member]
Disclosure of transactions between related parties [Line Items]
Number of highest paid employees | Employee	5	4	4
Senior management one [member]
Disclosure of transactions between related parties [Line Items]
Salaries, allowances and other benefits	¥ 1,439,000	¥ 1,533,000	¥ 1,550,000
Contribution to retirement benefit scheme	182,000	164,000	116,000
Senior management two [member]
Disclosure of transactions between related parties [Line Items]
Salaries, allowances and other benefits	1,359,000	1,310,000	1,310,000
Contribution to retirement benefit scheme	182,000	164,000	116,000
Senior management third [member]
Disclosure of transactions between related parties [Line Items]
Salaries, allowances and other benefits	1,323,000	1,308,000	1,292,000
Contribution to retirement benefit scheme	182,000	164,000	116,000
Senior management four [member]
Disclosure of transactions between related parties [Line Items]
Salaries, allowances and other benefits	1,265,000	1,257,000	1,270,000
Contribution to retirement benefit scheme	182,000	¥ 164,000	¥ 116,000
Senior management five [member]
Disclosure of transactions between related parties [Line Items]
Salaries, allowances and other benefits	1,044,000.000
Contribution to retirement benefit scheme	¥ 182,000